Cover	May 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	001-41264
Entity Registrant Name	Nuvectis Pharma, Inc.
Entity Central Index Key	0001875558
Entity Tax Identification Number	86-2405608
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Bridge Plaza Suite 275
Entity Address, City or Town	Fort Lee
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07024
City Area Code	201
Local Phone Number	614-3150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NVCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false